SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR WARRANTS (Details)		12 Months Ended
	Mar. 10, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Expected volatility				100.00%
Expected life		5 years		7 years 6 months
Expected dividend yield		0.00%	0.00%	0.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate		0.69%	0.43%	1.45%
Expected volatility		62.84%	113.53%
Expected life			5 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate		1.40%	0.66%	146.00%
Expected volatility		113.16%	119.03%
Expected life			10 years
Warrants [Member]
IfrsStatementLineItems [Line Items]
Risk free interest rate	0.28%	0.91%
Expected volatility	150.88%	124.09%
Expected life	2 years	2 years	2 years
Expected dividend yield	0.00%	0.00%	0.00%
Warrants [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate		0.23%	0.20%
Expected volatility		70.95%	72.76%
Expected life		2 years
Warrants [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate		0.95%	0.24%
Expected volatility		144.59%	74.10%
Expected life		3 years